Insurance Contracts - Summary of Maturity Structure of Premium Reserve Related to Liquidity Risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	₩ 26,109,760	₩ 25,012,766
Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	655,198	574,527
Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	25,454,562	24,438,239
Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	22,145,242	21,034,333
Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	647,899	567,047
Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	21,497,343	20,467,286
Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	3,964,518	3,978,433
Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	7,299	7,480
Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	3,957,219	3,970,953
Up to 1 year
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	1,081,588	734,239
Up to 1 year | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	121,988	70,787
Up to 1 year | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	959,600	663,452
Up to 1 year | Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	1,081,336	733,992
Up to 1 year | Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	121,988	70,782
Up to 1 year | Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	959,348	663,210
Up to 1 year | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	252	247
Up to 1 year | Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	0	5
Up to 1 year | Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	252	242
1~5 years
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	2,127,236	2,580,153
1~5 years | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	65,550	192,287
1~5 years | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	2,061,686	2,387,866
1~5 years | Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	2,022,997	2,495,868
1~5 years | Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	64,730	191,570
1~5 years | Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	1,958,267	2,304,298
1~5 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	104,239	84,285
1~5 years | Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	820	717
1~5 years | Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	103,419	83,568
5~10 years
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	2,024,260	2,408,432
5~10 years | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	80,014	80,295
5~10 years | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	1,944,246	2,328,137
5~10 years | Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	1,614,570	2,015,713
5~10 years | Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	77,880	78,092
5~10 years | Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	1,536,690	1,937,621
5~10 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	409,690	392,719
5~10 years | Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	2,134	2,203
5~10 years | Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	407,556	390,516
10~20 years
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	2,307,497	2,201,820
10~20 years | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	62,855	55,033
10~20 years | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	2,244,642	2,146,787
10~20 years | Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	978,768	896,620
10~20 years | Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	59,042	51,216
10~20 years | Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	919,726	845,404
10~20 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	1,328,729	1,305,200
10~20 years | Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	3,813	3,817
10~20 years | Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	1,324,916	1,301,383
Over 20 years
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	18,569,179	17,088,122
Over 20 years | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	324,791	176,125
Over 20 years | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	18,244,388	16,911,997
Over 20 years | Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	16,447,571	14,892,140
Over 20 years | Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	324,259	175,387
Over 20 years | Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	16,123,312	14,716,753
Over 20 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	2,121,608	2,195,982
Over 20 years | Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	532	738
Over 20 years | Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	₩ 2,121,076	₩ 2,195,244

[1]	Includes long-term investment contracts liabilities classified as investment contracts amounting to ￦106,853 million and ￦31,081 million, as of December 31, 2020 and 2021, respectively.